Cash and cash equivalents - Schedule of Cash And Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Cash and cash equivalents [Abstract]
Cash at banks	€ 83,022	€ 24,652
Total	€ 83,022	€ 24,652	€ 8,274	€ 21,277